Commissions and Expenses - Summary of Shares Provided in Active Plans for Long Term Incentive and Variable Compensation Identified Staff (Detail)	12 Months Ended
	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated		45,211,581
Beginning balance	19,649,855	23,603,464
Number of shares conditionally granted	6,722,418	6,809,814
Number of shares allocated	395,386	(358,841)
Number of shares forfeited	295,591	329,410
Number of shares vested	6,542,411	10,075,172
Ending balance	19,929,657	19,649,855
2007 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated		18,506
Beginning balance		9,253
Number of shares allocated		280
Number of shares vested		9,533
2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated		6,452,535
Average share price used for grant in EUR | € / shares	€ 4.727
2011 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	3.915
2011 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	4.581
2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated		13,392,200
Beginning balance		6,584,783
Number of shares forfeited		76,435
Number of shares vested		6,508,348
Average share price used for grant in EUR | € / shares	3.126
2012 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	2.260
2012 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 2.886
2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated		8,536,076
Beginning balance	4,104,560	7,458,390
Number of shares allocated		(45,557)
Number of shares forfeited		141,013
Number of shares vested	4,104,560	3,167,260
Ending balance		4,104,560
Average share price used for grant in EUR | € / shares	€ 4.917
2013 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	3.900
2013 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 4.684
2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated		4,714,569
Beginning balance	4,181,844	4,372,405
Number of shares allocated	49,780	16,937
Number of shares forfeited	42,580	95,977
Number of shares vested	1,887,728	111,521
Ending balance	2,301,316	4,181,844
Average share price used for grant in EUR | € / shares	€ 6.739
2014 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	5.840
2014 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 6.658
2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated		4,942,275
Beginning balance	4,553,637	5,178,633
Number of shares allocated		(330,501)
Number of shares forfeited	116,505	15,985
Number of shares vested	122,638	278,510
Ending balance	4,314,494	4,553,637
Average share price used for grant in EUR | € / shares	€ 6.106
2015 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	5.159
2015 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 6.018
2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated		7,155,420
Beginning balance	6,809,814
Number of shares conditionally granted		6,809,814
Number of shares allocated	345,606
Number of shares forfeited	136,506
Number of shares vested	427,485
Ending balance	6,591,429	6,809,814
Average share price used for grant in EUR | € / shares	€ 5.128
2016 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	3.990
2016 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 4.898
2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares conditionally granted	6,722,418
Ending balance	6,722,418
Average share price used for grant in EUR | € / shares	€ 5.246
2017 [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	4.040
2017 [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares at grant date in EUR | € / shares	€ 4.933